Income Taxes (Narrative Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Income tax expense	$ 26.1	$ 2.6	$ 44.0
Income tax at statutory rate	(17.00%)	(17.00%)	(17.00%)
Increase to Reserve for Uncertain Tax Positions		$ 7.5
Reduction of Valuation Allowance		86.9
Concessionary Tax Rate on Qualifying Income	0.00%
Tax Benefit Due to Concessionary Tax Rate	$ 0.3	0.4	$ 2.2
Unrecognized Tax Benefits Subject to Audit	5.6	8.9	$ 1.6
Unrecognized Tax Benefits Increases Resulting from Cost Allocations and Taxable Income Adjustments, Foreign Operations	3.4
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		0.2
Net deferred tax assets	30.3	43.0
Increase (Decrease) in Deferred Tax Assets Net	12.7
Valuation allowance	$ 92.2	81.8
Settlement of Supply Agreement [Member]
Income Taxes [Line Items]
Income tax expense		$ 62.7